Document and Entity Information Document	Jul. 20, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 20, 2026
Document Period End Date	Jul. 20, 2026
Amendment Flag	false
Entity Registrant Name	ZeroStack Corp.
Entity Address, Address Line One	2626 Cole Ave, Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	75204
Entity Incorporation, State Country Name	A6
City Area Code	954
Local Phone Number	842-4989
Entity File Number	001-40397
Entity Central Index Key	0001790169
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ZSTK
Security Exchange Name	NASDAQ